Summary of Significant Accounting Policies (Schedule of Segment and Geographic Reporting) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment and Geographic Reporting
Revenues from external customers	$ 428,665	$ 423,756	$ 407,195
Long-lived assets, net, excluding intangible assets	57,590	59,520	56,181
US [Member]
Segment and Geographic Reporting
Revenues from external customers	366,082	364,382	354,995
Long-lived assets, net, excluding intangible assets	50,777	51,826	48,319
Foreign Countries [Member]
Segment and Geographic Reporting
Revenues from external customers	62,583	59,374	52,200
Long-lived assets, net, excluding intangible assets	$ 6,813	$ 7,694	$ 7,862